OPERATING LEASE RIGHT-OF-USE ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Right of use assets:
Operating lease, right of use	€ 1,555	€ 1,895
Facilities
Right of use assets:
Operating lease, right of use	1,290	1,584
Equipment.
Right of use assets:
Operating lease, right of use	158	237
Furniture, fixture, fittings and other
Right of use assets:
Operating lease, right of use	€ 107	€ 74